Information by Segment - Summary of Segment Disclosure for Company's Consolidated Operations Narrative (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total revenues	$ 194,804	$ 183,615	$ 194,471
Total assets	271,567	263,066	257,839
Total liabilities	143,995	140,609	128,154
Mexico and Central America Segment
Disclosure of operating segments [line items]
Total assets	170,543	165,887	147,374
Total liabilities	115,738	113,727	95,694
South America Segment
Disclosure of operating segments [line items]
Total assets	101,024	97,179	110,465
Total liabilities	28,257	26,882	32,460
Mexico | Mexico and Central America Segment
Disclosure of operating segments [line items]
Total revenues	94,762	87,833	91,358
Total assets	149,421	148,068	130,045
Total liabilities	109,945	109,086	91,427
Brazil | South America Segment
Disclosure of operating segments [line items]
Total revenues	53,051	56,191	61,554
Total assets	74,163	70,376	82,667
Total liabilities	20,440	19,148	24,103
Colombia | South America Segment
Disclosure of operating segments [line items]
Total revenues	14,180	12,049	13,522
Total assets	15,132	15,993	16,518
Total liabilities	3,395	3,262	4,154
Argentina | South America Segment
Disclosure of operating segments [line items]
Total revenues	8,408	5,468	6,725
Total assets	6,087	5,039	5,341
Total liabilities	2,013	1,842	1,637
Uruguay | South America Segment
Disclosure of operating segments [line items]
Total revenues	3,371	3,124	3,421
Total assets	5,642	5,771	5,939
Total liabilities	$ 2,409	$ 2,630	$ 2,566